Condensed Statements of Cash Flows - USD ($)	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income	$ 2,001,640	$ 4,655,796	$ 2,146,285	$ 3,666,886
Adjustments to reconcile net income to net cash used in operating activities:
Trust interest income	(4,962,242)	(1,342,092)	(8,593)	(3,245,484)
Change in fair value of derivative warrant liability	(262,700)	(5,904,416)	(3,301,678)	(5,099,750)
Change in fair value of over-allotment liability			(228,557)	0
Stock-based compensation	0	267,750	208,250	0
Warrant issuance costs			391,110	0
Changes in current assets and current liabilities:
Prepaid expenses	126,163	316,096	(643,957)	452,290
Due to related party	90,000	90,000	71,935	120,000
Accounts payable and accrued expenses	713,491	1,041,051	376,547	2,123,990
Income taxes payable	(24,429)	211,489	0	600,701
Net cash used in operating activities	(2,318,077)	(664,326)	(988,658)	(1,381,367)
Cash flows from investing activities:
Investment of cash into Trust Account	(640,000)	0	(225,000,000)	0
Cash withdrawn from Trust Account in connection with redemption	187,030,705	0
Cash withdrawn from Trust Account to pay franchise and income taxes	1,665,000	0
Net cash provided by investing activities	188,055,705	0	(225,000,000)	0
Cash Flows from Financing Activities:
Proceeds from Initial Public Offering, net of underwriters' fees			220,500,000	0
Proceeds from private placement			6,500,000	0
Proceeds from issuance of promissory note to related party	1,660,000	400,000	0	1,150,000
Repayment of promissory note to related party			(66,366)	0
Payment of offering costs			(625,756)	0
Redemption of common stock	(187,030,705)	0
Net cash (used in) provided by financing activities	(185,370,705)	400,000	226,307,878	1,150,000
Net increase in cash	366,923	(264,326)	319,220	(231,367)
Cash – Beginning of the period	87,853	319,220	0	319,220
Cash – End of the period	454,776	54,894	319,220	87,853	$ 319,220
Supplemental disclosure of cash flow information:
Deferred offering costs paid by Sponsor in exchange for issuance of Class B common stock			25,000	0
Deferred underwriting commissions charged to additional paid in capital			7,875,000	0
Deferred offering costs paid by Sponsor loan			66,366	0
Accretion of Class A common stock to redemption value			19,615,621	2,247,040
Initial classification of warrant liability			10,685,261	0
Cash paid for income taxes	1,035,000	0
Non-Cash investing and financing activities:
Excise tax payable attributable to redemption of common stock	1,870,307	0
Remeasurement of Class A common stock to redemption value	4,336,370	786,854
LGM ENTERPRISES, LLC [Member]
Cash Flows from Operating Activities:
Net income	(23,689,000)	15,583,000		6,048,000	8,086,000	$ 7,033,000
Net income (loss)	(30,451,000)	8,951,000		(4,152,000)	2,242,000	3,318,000
Adjustments to reconcile net income to net cash used in operating activities:
Trust interest income	(2,989,000)	(553,000)
Change in fair value of derivative warrant liability	3,577,000	0		(470,000)	0	0
Depreciation and amortization	20,176,000	16,823,000		23,114,000	17,353,000	16,113,000
Amortization of contract costs	558,000	511,000		653,000	431,000	65,000
Non-cash interest income	(2,282,000)	0
Non-cash interest expense	7,373,000	312,000		2,338,000	152,000	256,000
Non-cash lease expense	12,547,000	9,748,000		12,986,000	10,587,000	4,776,000
Gain (loss) on sale of property and equipment and engine overhauls	(12,435,000)	(14,321,000)		(15,333,000)	2,297,000	3,129,000
Gain (loss) on leased right-of-use asset	(38,000)	(36,000)		(143,000)	(1,000)	42,000
Provision for bad debt expense	(1,000)	23,000		30,000	30,000	30,000
Realized (gains) losses on investment securities	238,000	131,000		400,000	(11,000)	0
Changes in current assets and current liabilities:
Notes receivable - noncontrolling interests				0	262,000	(470,000)
Accounts receivable	13,369,000	(10,474,000)		(6,256,000)	(1,622,000)	204,000
Due from related parties	1,431,000	(2,675,000)		(2,867,000)	(2,187,000)	(156,000)
Other receivables	850,000	(1,044,000)		(5,680,000)	1,034,000	(1,721,000)
Aircraft inventory	(764,000)	(978,000)		(3,892,000)	(1,000,000)	(854,000)
Prepaid expenses and other current assets	809,000	(5,598,000)		(1,981,000)	1,426,000	(2,521,000)
Operating lease right-of-use assets	(11,063,000)	(9,459,000)		(12,784,000)	(10,005,000)	(4,081,000)
Other assets	(73,000)	(313,000)		(551,000)	0	0
Accounts payable	919,000	4,579,000		4,454,000	10,857,000	(4,150,000)
Other current liabilities	5,838,000	4,503,000		11,757,000	3,349,000	2,113,000
Accounts payable - related parties				45,000	15,000	(90,000)
Due to related parties	(72,000)	(28,000)
Deferred revenue	23,715,000	18,245,000		27,807,000	7,936,000	23,702,000
Customer deposits	(37,500,000)	12,500,000		12,500,000	25,000,000	0
Other non-current liabilities	6,896,000	2,400,000		3,664,000	220,000	119,000
(Gain) loss from forgiveness of CARES Act grant				0	(11,153,000)	(12,431,000)
Net cash used in operating activities	3,617,000	33,800,000		45,639,000	57,212,000	27,393,000
Cash flows from investing activities:
Capitalized development costs	(585,000)	(373,000)		(520,000)	(1,673,000)	(394,000)
Investment in other intangible assets				0	0	(650,000)
Purchases of property and equipment	(66,962,000)	(99,231,000)		(145,970,000)	(64,276,000)	(32,904,000)
Proceeds from sales of property and equipment	38,073,000	42,821,000		60,542,000	19,849,000	7,223,000
Purchases of engine overhauls	(14,548,000)	(16,178,000)		(21,104,000)	(14,371,000)	(12,469,000)
Purchases of investments	(68,837,000)	(3,360,000)		(70,457,000)	(10,322,000)	0
Sale of investments	68,746,000	2,696,000		10,243,000	0	0
Net cash provided by investing activities	(44,113,000)	(73,625,000)		(167,266,000)	(70,793,000)	(39,194,000)
Cash Flows from Financing Activities:
Proceeds from issuance of debt	97,769,000	64,646,000		88,197,000	43,345,000	30,605,000
Repayment of debt	(32,528,000)	(27,976,000)		(51,952,000)	(35,293,000)	(20,635,000)
Proceeds from issuance of convertible note				85,000,000	0	0
Payment of debt issuance costs	(195,000)	(402,000)		(133,000)	0	0
Proceeds from CARES Act grant				0	11,153,000	12,431,000
Issuance of notes receivable to non-controlling interests				0	0	(7,877,000)
Proceeds from notes receivable noncontrolling interest	208,000	194,000		261,000	2,761,000	0
Payment of deferred financing costs	(1,455,000)	0		(71,000)	(173,000)	(170,000)
Cash contributions from members	394,000	6,378,000		10,078,000	(969,000)	787,000
Cash distributions to members	(31,292,000)	(9,587,000)		(9,037,000)	(13,054,000)	(8,881,000)
Cash contributions from non-controlling interests	9,208,000	14,379,000		14,549,000	26,983,000	19,246,000
Cash distributions to non-controlling interests	(14,527,000)	(10,874,000)		(13,217,000)	(13,545,000)	(6,346,000)
Net cash (used in) provided by financing activities	27,582,000	36,758,000		123,675,000	21,208,000	19,160,000
Net increase in cash	(12,914,000)	(3,067,000)		2,048,000	7,627,000	7,359,000
Cash – Beginning of the period	23,179,000	21,131,000		21,131,000	13,504,000	6,145,000
Cash – End of the period	10,265,000	18,064,000	$ 21,131,000	23,179,000	21,131,000	13,504,000
Supplemental disclosure of cash flow information:
Interest paid	8,227,000	4,030,000		5,953,000	4,066,000	5,087,000
Supplemental disclosure of cash flow information:
Transfers from prepaid engine overhaul to property and equipment	10,229,000	6,582,000		10,274,000	6,426,000	1,625,000
Change in purchases of property and equipment in accounts payable	930,000	1,007,000		994,000	1,949,000	0
Unrealized change in fair value of available-for-sale securities	335,000	1,418,000		498,000	22,000	0
Initial fair value of derivative liability				1,441,000	0	0
Debt issuance costs include in accounts payable				260,000	0	0
Transfer of leasehold improvement to operating right-of-use asset				0	2,300,000	0
ASC 842 impact for new leases				$ 16,801,000	$ 27,602,000	$ 16,791,000
Right of use asset impact for new leases	34,269,000	16,831,000
Non-cash exchanges of aircraft ownership interests	7,319,000	0
Non-cash aircraft sale-leaseback transactions	$ 23,100,000	$ 0